Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	8,333,334
Ordinary shares, shares issued	987,220	403,887
Ordinary shares, shares outstanding	987,220	403,887
Treasury Stock, ordinary shares issued	0	45
ADS
Ordinary shares, shares issued	987,220	403,887
Ordinary shares, shares outstanding	987,220	403,887